Operating Segments - Summary of Assets Held for Sale (Details)	Jun. 30, 2022 USD ($)
Segment Reporting Information [Line Items]
Assets held for sale	$ 21,834,039
Canada
Segment Reporting Information [Line Items]
Assets held for sale	$ 21,834,039